Statements Of Financial Highlights	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Limited Partners [Member]
Ratios to average capital:
Net investment gain (loss)	(1.63%)	(2.17%)
Total expenses	3.86%	3.83%
Profit share allocation	1.22%	0.22%
Total expenses and profit share allocation	5.08%	4.05%
Total return before profit share allocation	6.21%	0.69%
Less: profit share allocation	1.22%	0.22%
Total return after profit share allocation	4.99%	0.47%
Special Limited Partners [Member]
Ratios to average capital:
Net investment gain (loss)	1.25%	0.81%
Total expenses	0.96%	0.85%
Profit share allocation	0.00%	0.00%
Total expenses and profit share allocation	0.96%	0.85%
Total return before profit share allocation	9.31%	3.73%
Less: profit share allocation	0.00%	0.00%
Total return after profit share allocation	9.31%	3.73%